PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)	[2]	Dec. 31, 2016 CNY (¥)
Property and equipment, net
Less: Accumulated depreciation	$ (14,741)		¥ (58,396)				¥ (102,349)
Property and equipment, net	16,915		121,241	[1]			117,439
Depreciation expenses	6,691	¥ 46,455	26,002	[2]	¥ 22,374
Electronic equipment
Property and equipment, net
Property plant and equipment, gross	18,405		98,869				127,786
Leasehold improvements
Property and equipment, net
Property plant and equipment, gross	9,031		55,794				62,702
Office equipment and fixtures
Property and equipment, net
Property plant and equipment, gross	3,614		20,979				25,091
Motor vehicles
Property and equipment, net
Property plant and equipment, gross	$ 606		2,673				¥ 4,209
Construction in progress
Property and equipment, net
Property plant and equipment, gross			¥ 1,322

[1]	Kingsoft Japan Inc. (“Kingsoft Japan”) became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. (Note 3)
[2]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of cash flows in prior years. (Note 3)